Fair value measurement (Tables)	3 Months Ended
Jan. 31, 2023
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2023	Financial assets
Jan. 31	Cash and deposits with banks	$50,012	$1,457	$–	$–	$51,469	$51,469	$–
	Securities	59,971	69,707	–	57,672	187,350	185,788	(1,562)
	Cash collateral on securities borrowed	12,446	–	–	–	12,446	12,446	–
	Securities purchased under resale agreements	52,075	13,107	–	–	65,182	65,182	–
	Loans
	Residential mortgages	270,599	2	–	–	270,601	265,125	(5,476)
	Personal	43,981	–	–	–	43,981	43,880	(101)
	Credit card	15,414	–	–	–	15,414	15,488	74
	Business and government	188,542	589	183	–	189,314	188,936	(378)
	Derivative instruments	–	30,425	–	–	30,425	30,425	–
	Customers’ liability under acceptances	11,996	–	–	–	11,996	11,996	–
	Other assets	21,762	–	–	–	21,762	21,762	–
	Financial liabilities
	Deposits
	Personal	$222,542	$–	$13,553	$–	$236,095	$235,632	$(463)
	Business and government	373,102	–	16,123	–	389,225	389,525	300
	Bank	24,561	–	–	–	24,561	24,561	–
	Secured borrowings	43,177	–	1,666	–	44,843	44,706	(137)
	Derivative instruments	–	39,374	–	–	39,374	39,374	–
	Acceptances	12,000	–	–	–	12,000	12,000	–
	Obligations related to securities sold short	–	17,639	–	–	17,639	17,639	–
	Cash collateral on securities lent	4,096	–	–	–	4,096	4,096	–
	Obligations related to securities sold under repurchase agreements	67,171	–	4,257	–	71,428	71,428	–
	Other liabilities	16,724	119	9	–	16,852	16,852	–
	Subordinated indebtedness	7,317	–	–	–	7,317	7,449	132
2022	Financial assets
Oct. 31	Cash and deposits with banks	$62,193	$1,668	$–	$–	$63,861	$63,861	$–
	Securities	52,484	67,296	–	56,099	175,879	173,663	(2,216)
	Cash collateral on securities borrowed	15,326	–	–	–	15,326	15,326	–
	Securities purchased under resale agreements	53,626	15,587	–	–	69,213	69,213	–
	Loans
	Residential mortgages	269,409	4	–	–	269,413	262,865	(6,548)
	Personal	44,527	–	–	–	44,527	44,394	(133)
	Credit card	15,695	–	–	–	15,695	15,775	80
	Business and government	186,485	758	205	–	187,448	186,967	(481)
	Derivative instruments	–	43,035	–	–	43,035	43,035	–
	Customers’ liability under acceptances	11,574	–	–	–	11,574	11,574	–
	Other assets	26,387	–	–	–	26,387	26,387	–
	Financial liabilities
	Deposits
	Personal	$220,244	$–	$11,851	$–	$232,095	$231,532	$(563)
	Business and government	383,502	–	13,686	–	397,188	397,145	(43)
	Bank	22,523	–	–	–	22,523	22,523	–
	Secured borrowings	44,110	–	1,656	–	45,766	45,507	(259)
	Derivative instruments	–	52,340	–	–	52,340	52,340	–
	Acceptances	11,586	–	–	–	11,586	11,586	–
	Obligations related to securities sold short	–	15,284	–	–	15,284	15,284	–
	Cash collateral on securities lent	4,853	–	–	–	4,853	4,853	–
	Obligations related to securities sold under repurchase agreements	73,084	–	4,087	–	77,171	77,171	–
	Other liabilities	19,830	102	22	–	19,954	19,954	–
	Subordinated indebtedness	6,292	–	–	–	6,292	6,329	37

Changes in Fair Value of Financial Assets and Liabilities in Level 3	The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jan. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–	–	–	102	(4)	305
Loans mandatorily measured at FVTPL
Business and government	687	–	4		(8)	–	–	(37)	(272)	374
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	1	9		–	–	–	26	(17)	478
Derivative instruments
Interest rate	18	–	23		–	–	–	2	–	43
Credit	45	–	(1)		–	–	–	–	–	44
Equity	4	–	–		–	–	(2)	4	–	6
Total assets	$1,422	$1	$35		$(8)	$–	$(2)	$97	$(293)	$1,252
Deposits and other liabilities (5)	$(409)	$7	$(63)		$–	$–	$2	$(9)	$44	$(428)
Derivative instruments
Interest rate	(1,533)	–	387		–	–	378	(3)	18	(753)
Credit	(50)	–	1		–	–	–	–	–	(49)
Equity	(3)	–	(1)		–	–	–	(1)	–	(5)
Total liabilities	$(1,995)	$7	$324		$–	$–	$380	$(13)	$62	$(1,235)
Oct. 31, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	147	–	–		–	–	–	75	(15)	207
Loans mandatorily measured at FVTPL
Business and government	650	–	(6)		38	–	–	58	(53)	687
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	454	4	10		1	–	–	19	(29)	459
Derivative instruments
Interest rate	16	–	(26)		–	27	–	1	–	18
Credit	43	(1)	3		–	–	–	–	–	45
Equity	4	–	–		–	–	–	–	–	4
Total assets	$1,316	$3	$(19)		$39	$27	$–	$153	$(97)	$1,422
Deposits and other liabilities (5)	$(490)	$(14)	$72		$–	$–	$–	$(21)	$44	$(409)
Derivative instruments
Interest rate	(556)	–	(872)		–	–	(16)	(95)	6	(1,533)
Credit	(47)	1	(4)		–	–	–	–	–	(50)
Equity	(3)	–	(1)		–	–	1	(1)	1	(3)
Total liabilities	$(1,096)	$(13)	$(805)		$–	$–	$(15)	$(117)	$51	$(1,995)
Jan. 31, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	55	–	–		–	–	–	32	(1)	86
Loans mandatorily measured at FVTPL
Business and government	1,038	–	(3)		17	–	–	–	(412)	640
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (6)	396	–	–		47	–	–	27	(16)	454
Derivative instruments
Interest rate	35	–	(11)		–	–	–	–	1	25
Credit	49	(5)	(1)		–	–	–	–	–	43
Equity	13	–	(1)		–	10	(8)	2	–	16
Total assets	$1,588	$(5)	$(16)		$64	$10	$(8)	$61	$(428)	$1,266
Deposits and other liabilities (5)	$(742)	$8	$(156)		$–	$–	$2	$(21)	$98	$(811)
Derivative instruments
Interest rate	(136)	–	(66)		–	–	2	(16)	3	(213)
Credit	(54)	5	1		–	–	–	–	–	(48)
Equity	(77)	–	–		–	–	60	(2)	3	(16)
Total liabilities	$(1,009)	$13	$(221)		$–	$–	$64	$(39)	$104	$(1,088)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $75 million (October 31, 2022: $70 million; January 31, 2022: $137 million), net bifurcated embedded derivative liabilities of $344 million (October 31, 2022: $317 million; January 31, 2022: $648 million) and other liabilities designated at FVTPL of $9 million (October 31, 2022: $22 million; January 31, 2022: $26 million).

(6)	Certain information has been reclassified to conform to the current period presentation.

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs				Total	Total
$ millions, as at	2023 Jan. 31	2022 Oct. 31	2023 Jan. 31	2022 Oct. 31	2023 Jan. 31		2022 Oct. 31		2023 Jan. 31	2022 Oct. 31
Financial assets
Deposits with banks	$–	$–	$1,457	$1,668	$–		$–		$1,457	$1,668
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	865	2,611	25,422	25,539	–		–		26,287	28,150
Corporate debt	–	–	3,722	3,609	2		2		3,724	3,611
Mortgage- and asset-backed	–	–	3,383	3,656	305		207		3,688	3,863
	865	2,611	32,527	32,804	307		209		33,699	35,624
Loans mandatorily measured at FVTPL
Business and government	–	–	398	276	374	(1)	687	(1)	772	963
Residential mortgages	–	–	2	4	–		–		2	4
	–	–	400	280	374		687		774	967
Debt securities measured at FVOCI
Government issued or guaranteed	5,555	4,888	43,510	42,200	–		–		49,065	47,088
Corporate debt	–	–	6,577	6,967	–		–		6,577	6,967
Mortgage- and asset-backed	–	–	1,520	1,522	–		–		1,520	1,522
	5,555	4,888	51,607	50,689	–		–		57,162	55,577
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	35,138	30,962	902	773	478		459		36,518	32,194
Securities purchased under resale agreements measured at FVTPL	–	–	13,107	15,587	–		–		13,107	15,587
Derivative instruments
Interest rate	3	6	7,218	8,249	43		18		7,264	8,273
Foreign exchange	–	–	13,681	21,297	–		–		13,681	21,297
Credit	–	–	18	14	44		45		62	59
Equity	3,042	2,776	1,811	2,345	6		4		4,859	5,125
Precious metal and other commodity	26	94	4,533	8,187	–		–		4,559	8,281
	3,071	2,876	27,261	40,092	93		67		30,425	43,035
Total financial assets	$44,629	$41,337	$127,261	$141,893	$1,252		$1,422		$173,142	$184,652
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(31,042)	$(26,908)	$(428)		$(409)		$(31,470)	$(27,317)
Obligations related to securities sold short	(6,821)	(5,499)	(10,818)	(9,785)	–		–		(17,639)	(15,284)
Obligations related to securities sold under repurchase agreements	–	–	(4,257)	(4,087)	–		–		(4,257)	(4,087)
Derivative instruments
Interest rate	(1)	(1)	(11,464)	(12,850)	(753)		(1,533)		(12,218)	(14,384)
Foreign exchange	–	–	(17,930)	(27,229)	–		–		(17,930)	(27,229)
Credit	–	–	(26)	(13)	(49)		(50)		(75)	(63)
Equity	(2,741)	(3,220)	(3,463)	(3,151)	(5)		(3)		(6,209)	(6,374)
Precious metal and other commodity	(123)	(365)	(2,819)	(3,925)	–		–		(2,942)	(4,290)
	(2,865)	(3,586)	(35,702)	(47,168)	(807)		(1,586)		(39,374)	(52,340)
Total financial liabilities	$(9,686)	$(9,085)	$(81,819)	$(87,948)	$(1,235)		$(1,995)		$(92,740)	$(99,028)
(1)	Includes $ 183 million related to loans designated at FVTPL (October 31, 2022: $ 205 million) .
(2)
Comprises deposits designated at FVTPL of $30,911 million (October 31, 2022: $26,802 million), net bifurcated embedded derivative liabilities of $431 million (October 31, 2022: $391 million), other liabilities designated at FVTPL of $9 million (October 31, 2022: $22 million), and other financial liabilities measured at fair value of $119 million (October 31, 2022: $102 million).